DEFERRED REVENUES (Schedule of deferred revenues) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 2,000.3	$ 1,907.7
Security subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	1,064.0	970.2
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	896.7	904.1
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 39.6	$ 33.4